Schedule of Investments
March 31, 2022 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 67.55%

Air Transportation, Scheduled - 0.56%
Ryanair Holdings PLC.*			4,000	348,480

Automotive - 0.00%
Exide Technologies ^ † *			5,926	0
Flyht Aerospace Solutions, Inc.* ^ †			101,663	0

				0

Bakery Products - 0.68%
Bab, Inc.			479,411	421,882

Beverages - 0.58%
Anheuser-Busch InBev SA/NV ADR *			6,000	360,360

Biotech & Pharma - 0.00%
Inyx, Inc. * ●			167,850	0

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 3.59%
TreeHouse Foods, Inc.* (b)			70,000	2,258,200

Communications Services, NEC - 0.79%
Intelsat CVR Class A*			489	0
Intelsat CVR Class B*			489	0
Intelsat Emergence SA*			4,675	168,627
Intelsat Warrant*			6	0
Prosus N.V. ADR*			30,000	326,700

				495,327

Computer & Office Equipment - 0.83%
International Business Machines Corp.			4,000	520,080

Construction & Engineering - 0.07%
WeBuild SpA ADR*			25,935	46,218

Crude Petroleum & Natural Gas - 0.47%
Magnolia Oil & Gas Corp.*			10,400	245,960
Hess Midstream LP*			1,600	48,000

				293,960
Deep Sea Foreign Transportation of Freight - 0.38%
Teekay Corp. (Bermuda) *			76,000	240,920

Drug Manufacturers - General - 0.33%
Bayer AG (Germany) *			3,000	205,500

Electric & Other Services Combined - 6.76%
Duke Energy Corp. (a) (b)			5,000	558,300
Evergy, Inc. (b)			47,000	3,211,980
PNM Resources, Inc.			10,000	476,700

				4,246,980
Electrical Industrial Apparatus - 0.51%
Hollsys Automation Technologies Ltd.*			20,000	319,400

Electronic Components & Accessories - 1.03%
Mercury Systems, Inc.*			10,000	644,500

Federal & Federally-Sponsored Credit Agencies - 0.12%
Federal National Mortgage Association Fannie Mae *			100,000	78,500

Food & Kindred Products - 0.53%
Conagra Brands, Inc.*			10,000	335,700

Gaming, Lodging & Restaurants - 0.17%
Guoco Group Ltd. (Bermuda) *			10,000	106,213

Gas & Other Services Combined - 0.71%
Archaea Energy, Inc.*			20,450	448,468

General Industrial Machinery & Equipment - 0.08%
Gates Industrial Corporation PLC ORD*			3,200	48,192

Grain Mill Products - 1.10%
Post Holdings, Inc.* (b)			10,000	692,600

Guided Missiles & Space Vehicles & Parts - 1.00%
Aerojet Rocketdyne Holdings, Inc.*			16,000	629,600

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. * †			400	0

IT Services - 0.00%
Computer Horizons Corp. * †			65,000	0

Industrial Inorganic Chemicals - 0.94%
Tronox Holdings PLC*			30,000	593,700

Industrial Organic Chemicals - 1.46%
International Flavors & Fragrances, Inc. (a) (b)*			7,000	919,310

Industrial Services - 0.08%
Astaldi SpA ADR * † ●			1,022,580	50,618

Insurance Agents, Brokers & Services - 1.50%
Willis Towers Watson PLC			4,000	944,880

Investment Advice - 0.03%
TPG, Inc.*			600	18,084

Gold and Silver Ores - 1.27%
Agnico Eagle Mines Ltd. (Canada) (a)			7,000	428,680
Barrick Gold Corp. (Canada)			15,000	367,950

				796,630

Meat Packing Plants - 0.09%
BRF SA*			14,800	58,756

Media - 5.98%
30DC, Inc. * #			50,000	800
Clear Channel Outdoor Holdings, Inc. *			11,249	38,922
IAC/InterActiveCorp.*			7,000	701,960
iHeartMedia, Inc. *			4,610	87,267
Liberty Media Corp-Liberty SiriusXM*			46,000	2,102,660
Paramount Global (a)			19,562	739,639
Scout24 AG*			1,500	88,407

				3,759,655

Metals & Mining - 0.00%
Sacre-Coeur Minerals Ltd.^ * †			109,444	0

Mineral Royalty Traders - 0.90%
Royal Gold, Inc.			4,000	565,120

Motor Vehicle Parts & Accessories - 0.61%
Autoliv, Inc.			5,000	382,200

National Commercial Banks - 1.02%
Citigroup, Inc. (a)			12,000	640,800

Natural Gas Transmission & Distribution - 1.99%
Southwest Gas Holdings, Inc.			16,000	1,252,640

Oil, Gas & Coal - 1.04%
Chevron Corp. (b)			4,000	651,320
Seadrill Ltd. (United Kingdom) *			2	1

				651,321

Operators of Non-Residential Buildings - 0.09%
Brookfield Asset Management, Inc. Class A (Canada)			1,005	56,836

Passenger Transportation - 0.15%
Transat AT, Inc. Class B (Canada) *			23,000	95,935

Petroleum Refining - 2.48%
BP PLC*			40,000	1,176,000
CVR Energy, Inc.*			15,000	383,100

				1,559,100

Pharmaceutical Preparations- 5.69%
Bausch Health Cos., Inc. (Canada) *			40,000	914,000
Elanco Animal Health, Inc. * (a)			93,000	2,426,370
Emisphere Technologies, Inc. * ●			30,000	234,300

				3,574,670

Radio & TV Broadcasting & Communications Equipment - 0.14%
KVH Industries, Inc.*			10,000	91,000

Real Estate - 1.20%
CA Immobilien Anlagen AG (Austria)			16,500	511,972
Conwert Immobilien Invest AG * †			45,000	0
S Immo AG (Austria)*			10,000	245,021

				756,993

Retail - 1.29%
JD.com, Inc.*			14,000	810,180

Retail-Department Stores - 0.05%
Neiman-Marcus Group Parent LLC * † ●			791	30,817

Retail - Eating Places - 1.44%
Restaurant Brands International, Inc. (Canada) (a)			7,000	408,730
Yum China Holdings, Inc.*			12,000	498,480

				907,210

Services-Business Services - 1.61%
Fiserv, Inc.*			10,000	1,014,000

Services-Computer Processing & Data Preparation - 0.78%
Sohu.com Ltd.ADR *			29,000	487,780

Services-Computer Integrated Systems Design - 0.02%
Kyndryl Holdings, Inc.*			800	10,496

Services-Educational Services - 0.14%
Tarena International, Inc. ADR*			36,000	88,920

Services-Employment Agencies - 1.43%
51job.com ADR*			15,400	901,670

Services-Business Services, NEC - 0.87%
Alibaba Group Holding Ltd.*			5,000	544,000

Services- Miscellaneous Amusement & Recreation - 3.14%
Madison Square Garden Sports Corp. Class A*			11,000	1,972,960

Services-Prepackaged Software - 2.21%
Microsoft Corp.			3,000	924,930
Take-Two Interactive Software, Inc.*			3,000	461,220

				1,386,150

Software - 0.54%
VMWare, Inc. Class A*			3,000	341,610

Specialty Cleaning, Polishing & Sanitation Preparations - 0.77%
The Clorox Company* (b)			3,500	486,605

Telecom - 0.32%
NII Holdings, Inc.* ^			44,529	22,265
Telecom Italia SpA ADR*			50,000	182,000

				204,265

Waste & Environmental Services & Equipment - 0.00%
Strategic Environmental & Energy Resources, Inc. * ^ # †			43,000	2,339

Water Transportation - 5.09%
Norwegian Cruise Line Holdings Lt Shs*			81,000	1,772,280
Royal Caribbean Cruise Lines*			17,000	1,424,260

				3,196,540

Wholesale-Groceries & Related Products - 0.90%
US Foods Holding Corp.* (b)			15,000	564,450

Total Common Stock			(Cost $ 43,463,077)	42,459,320

Escrow Shares - 0.00%

Exide Technologies * ^ †			1,777	0
Petrocorp., Inc. * †			200	0

Total Escrow Shares			(Cost $ 1,687)	0

Asset-Backed Securities - 0.20%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 0.87% (1 Month LIBOR USD + 0.79%), 6/25/2030 + ** ●			4,108	3,934
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 0.860%, (1 Month LIBOR USD + 0.710%), 02/25/2035 ** + ●			97,432	95,791
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 0.47%, (1 Month LIBOR USD + 0.320%) 06/25/2047 + ** ●			649,319	23,725
Countrywide Alternative Loan, Series 07-0A7, Class A3, 0.5017%, (1 Month LIBOR USD + 0.30%), 5/25/2047 ** +			960,000	0

Total Asset-Backed Securities			(Cost $ 110,915)	123,450

Rights - 0.00%

Clear Channel Outdoor Holdings, Inc. * †			11,249	0
G3 VRM Acquissition Corp. Rights*			500	105

Total Rights			(Cost $ 0)	105

Corporate Bonds - 1.12%

Automotive - 0.71%
Exide Technologies, 11.000%, 04/30/2022 + ^ # †			546,810	448,384

Diversified Financial Services - 0.02%
Hellas Telecommunication Luxembourg II SCA, (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015+ ^ # †			5,000,000	6,250
Lehman Brothers Holdings, Inc. Series MTN 0.00%, 02/14/2023 + ● **			200,000	840
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 07/08/2014 + ●			130,000	546
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●			100,000	420
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **			100,000	420
Lehman Brothers Holdings, Inc. Series MTNG 7.27%, (1 Month CPI YOY + 2.25% 2/17/2015 **			110,000	572
Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 **+			100,000	420

				9,468

Oil, Gas & Coal - 0.23%
Seadrill New Finance Private Placement Series 144A (United Kingdom), 12.000%, 07/15/2025 ● #			128,802	0
Seadrill New Finance Ltd. (United Kingdom), 9.000%, 07/15/2026			149,168	141,710

				141,710

Radio Telephone Communications - 0.16%
Digicel Group 0.5 Ltd. 8.0%, 04/01/2025 ● #			55,246	48,916
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. 7.00%, 12/03/2099 ● #			83,597	54,338

				103,254

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875%, 04/01/2008			50,000	0

Venture Capital - 0.00%
Infinity Capital Group, 7.000%, 12/31/2049 + ^ # †			25,000	0

Total Corporate Bonds			(Cost $ 1,164,266)	702,816

Government Bonds - 0.19%

Lebanese Republic - 0.19%
Lebanese Republic Series GMTN 6.15%, 06/19/2020 + ●			1,000,000	120,830

Total Government Bonds			(Cost $ 212,500)	120,830

Mortgage-Backed Securities - 0.02%

GNR Government National Mortgage Series 2019-108 Class NI 4.000%, 8/20/2049 ● ~			102,488	3,073
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.73101%, 6/25/2035 ● ~			141,376	10,157

Total Mortgage-Backed Securities			(Cost $ 100,862)	13,230

Municipal Bonds - 0.80%

Puerto Rico - 0.80%
Puerto Rico Commonwealth Restructured SER A1, 5.250%, 07/01/2023 + ●			24,723	25,323
Puerto Rico Commonwealth Restructured SER A1, 5.375%, 07/01/2025 + ●			24,653	26,010
Puerto Rico Commonwealth Restructured SER A1, 5.625%, 07/01/2027 + ●			24,432	26,677
Puerto Rico Commonwealth Restructured SER A1, 5.625%, 07/01/2029 + ●			24,036	26,805
Puerto Rico Commonwealth Restructured SER A1, 5.750%, 07/01/2031 + ●			23,345	26,590
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2033 + ●			22,136	21,609
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2035 + ●			19,896	19,200
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2037 + ●			17,074	16,394
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2041 + ●			23,219	22,049
Puerto Rico Commonwealth Restructured SER A1, 4.000%, 07/01/2046 + ●			24,147	22,715
Puerto Rico Commonwealth Restructured CABS SER A, 0.000%, 07/01/2024 ●			11,383	10,387
Puerto Rico Commonwealth Restructured CABS SER A, 0.000%, 07/01/2033 ●			28,490	16,453
Puerto Rico Commonwealth SUBSER CW NT CLAIMS, 3.000%, 11/01/2043 ●			115,761	62,222
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●			10,000	9,513
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●			10,000	9,338
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●			75,000	67,969
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●			30,000	27,188
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●			55,000	52,525
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●			15,000	14,456

Total Municipal Bonds			(Cost $ 439,966)	503,423

Preferred Stocks - 1.44%

Government Agencies - 1.18%
Federal Home Loan Mortgage Corp. Series B 0.00%,(3 month LIBOR USD + 0.1377%) Perpetual ∞			19,000	76,950
Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞			4,500	18,765
Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞			55,000	234,850
Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ∞			10,600	41,340
Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ∞			42,879	162,940
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞			25,000	108,750
Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞			5,500	23,320
Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞			700	3,150
Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞			4,440	18,826
Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞			360	1,591
Federal National Mortgage Corp. Series T, 8.25%, Perpetual ∞			20,000	53,700

				744,182

Insurance - 0.02%
MBIA Insurance Corp. Series 144a 4.707%, Perpetual * ^ # †			10	10,000

Media - 0.21%
ViacomCBS, Inc. Series A, 5.750%, 04/01/2024			2,400	133,320

Real Estate - 0.03%
Brookfield Property Partners LP 6.25% (Bermuda)			723	16,266

Total Preferred Stocks			(Cost $ 1,528,757)	903,768

Real Estate Investment Trusts - 5.45%

Crown Castle International Corp New (a) (b)			17,500	3,230,500
UDR, Inc.*			3,400	195,058

Total Real Estate Investment Trusts			(Cost $ 3,219,788)	3,425,558

Special Purpose Acquisition Company - 5.12%

Special Purpose Acquisition Company - 5.12%
Agile Growth Corp. Class A *			3,700	36,186
Ahren Acquisition Corp.*			4,400	44,264
AIB Acquisition Corp.*			5,000	50,050
Aurora Technology Acquisition Corp.*			30,000	302,700
Blue World Acquisition Corp.*			10,000	100,846
BYTE Acquisition Corp. Class A *			13,000	127,010
Corazon Capital V838 Monceros Corp. Class A*			14,300	139,426
Disruptive Acquisition Corp. I Class A *			4,800	46,944
FTAC Hera Acquisition Corp. Class A *			6,400	62,656
G3 VRM Acquisition Corp.*			5,000	51,750
Haymaker Acquisition Corp. III *			4,580	45,250
Hudson Executive Investment Corp. III Class A *			3,750	36,638
Independence Holdings Corp. Class A *			3,000	29,370
Investcorp Europe Acquisition I Corp.*			7,000	70,770
Jaguar Global Growth Corporation I*			4,000	40,200
Khosla Ventures Acquisition Co. III Class A *			7,500	73,275
Kismet Acquisition Three Corp. Class A *			1,800	17,622
Kismet Acquisition Two Corp. Class A *			1,900	18,601
KKR Acquisition Holdings I Corp. Class A *			29,400	289,002
Lakeshore Acquisition II Corp.			5,000	50,225
LDH Growth Corp. I Class A *			3,150	30,839
Levere Holdings Corp. Class A *			6,200	60,822
Medicus Sciences Acquisition Corp. Class A *			3,000	29,340
Northern Star Investment Corp. III *			7,300	71,467
OceanTech Acquisitions I Corp.*			25,000	253,750
Pershing Square Tontine Holdings Ltd.*			33,000	656,370
PWP Forward Acquisition Corp. I Class A*			3,600	35,208
Rice Acquisition Corp. II*			9,400	94,000
Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *			6,220	60,956
Sandbridge X2 Corp. Class A *			4,000	39,000
TCW Special Purpose Acquisition Corp. Class A *			6,100	59,475
Velocity Acquisition Corp. Class A *			5,700	55,575
Zimmer Energy Transition Acquistion Corp.*			14,400	141,121

Total Special Purpose Acquisition Company			(Cost $ 3,238,079)	3,220,708

Warrants - 0.03%

Investment Companies - 0.03%
Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,059) *			1,233	372
Alpha Capital Acquisition Co. Class A, 12/31/2027 @ $11.50 (Notional Value $3,728) (Cayman Islands) *			375	216
Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $12,727) *			1,300	448
BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $63,505) *			6,500	1,280
Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $46,469) *			4,766	1,660
DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,247) *			2,066	477
Disruptive Acquisition Corp. Class A, 03/06/2026 @ $11.50 (Notional Value $15,648) *			1,600	395
FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,664) *			1,600	712
Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $3,012) (Hong Kong) *			300	27
Haymaker Acquisition Corp. Class A, 02/12/2027 @ $11.50 (Notional Value $13,928) *			1,225	674
Hudson Executive Investment Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $7,706) *			780	308
Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $5,874) *			600	276
KKR Acquisition Holdings Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $72,251) *			7,350	4,851
Kismet Acquisition Corp. II Class A, 12/31/2027 @ $11.50 (Notional Value $6,197) *			633	97
Kismet Acquisition Corp. III Class A, 12/31/2027 @ $11.50 (Notional Value $5,874) *			600	107
LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,168) *			630	239
Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,267) (Cayman Islands) *			2,066	620
Medicus Sciences Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $3,257)*			333	142
Northern Star Investment Corp. III Class A, 12/31/2027 @ $11.50 (Notional Value $11,905)*			1,216	535
Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $11,868) *			1,216	565
PWP Forward Acquisition Corp. I Class A, 03/09/2026 @ $11.50 (Notional Value $7,042) *			720	245
Rice Acquisition Corp. II Class A, 03/12/2026 @ $11.50 (Notional Value $23,171)*			2,350	1,457
Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,435) (Cayman Islands) *			1,575	601
Sandbridge X2 Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,997) *			1,333	614
TCW Special Purpose Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $19,822) *			2,033	656
Velocity Acquisition Corp. Class A, 02/26/2027 @ $11.50 (Notional Value $17,575) *			1,900	626

				18,200

Bank Deposit Accounts - 4.29%

Collateral Huntington Conservative Deposit Account 0.02% **			128,047	128,047
Huntington Conservative Deposit Account 0.02% ** (b)			2,565,865	2,565,865

Total Bank Deposit Accounts			(Cost $ 2,693,912)	2,693,912

Total Investments - 93.21%			(Cost $ 59,786,839)	58,589,052

Other Assets less Liabilities (6.79%)				4,267,302

Total Net Assets - 100.00%				62,856,355

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Citigroup, Inc., Strike $55.00	120	6/17/2022	660,000	24,480
Energy Select Sector SPDR Fund ETF, Strike $40.00	585	9/16/2022	2,340,000	2,168,888
Fiserv, Inc., Strike $70.00	70	6/17/2022	490,000	226,975
Fiserv, Inc., Strike $60.00	235	9/16/2022	1,410,000	1,004,625
IAC/Interactivecorp, Strike $90.00	200	6/17/2022	1,800,000	306,000
International Business Machines, Inc., Strike $110.00	40	1/20/2023	440,000	91,700
Madison Square Garden Sports Corp. Class A, Strike $150.00	45	8/19/2022	675,000	150,075
The Clorox Company, Strike $110.00	50	7/15/2022	550,000	150,500
TreeHouse Foods, Inc., Strike $35.00	500	8/19/2022	1,750,000	112,500
VMware, Inc. Class A, Strike $100.00	30	10/21/2022	300,000	59,550

	1875		10,415,000	4,295,293

Put Options
Invesco CurrencyShares Euro Currency Trust, Strike $105.00	113	6/17/2022	1,186,500	31,640
Utilities Select Sector SPDR Fund, Strike $74.00	400	6/17/2022	2,960,000	76,800

	513		4,146,500	108,440

Call Options Written
Aerojet Rocketdyne Holdings, Inc., Strike $40.00	(160)	5/20/2022	(640,000)	(28,800)
Agnico Eagle Mines Ltd., Strike $60.00	(70)	1/20/2023	(420,000)	(67,550)
Archaea Energy, Inc., Strike $20.00	(200)	9/16/2022	(400,000)	(86,000)
Barrick Gold Corp., Strike $23.00	(150)	9/16/2022	(390,000)	(48,000)
BP PLC, Strike $31.00	(200)	7/15/2022	(620,000)	(28,200)
BP PLC, Strike $29.00	(200)	10/21/2022	(580,000)	(58,700)
Citigroup, Inc., Strike $70.00	(100)	6/17/2022	(700,000)	(2,160)
Crown Castle International, Inc., Strike $170.00	(60)	1/20/2023	(1,020,000)	(154,200)
Crown Castle International, Inc., Strike $175.00	(115)	1/20/2023	(2,012,500)	(250,700)
CVR Energy, Inc., Strike $25.00	(150)	12/16/2022	(375,000)	(82,500)
Duke Energy Corp., Strike $100.00	(50)	1/20/2023	(500,000)	(75,250)
Elanco Animal Health, Inc., Strike $27.00	(370)	1/20/2023	(999,000)	(111,000)
Elanco Animal Health, Inc., Strike $27.00	(220)	10/21/2022	(594,000)	(53,350)
Elanco Animal Health, Inc., Strike $27.00	(200)	9/16/2022	(540,000)	(43,000)
Energy Select Sector SPDR Fund, Strike $60.00	(285)	6/17/2022	(1,710,000)	(503,025)
Evergy, Inc., Strike $65.00	(470)	1/20/2023	(3,055,000)	(357,200)
Fiserv, Inc., Strike $100.00	(100)	6/17/2022	(1,000,000)	(61,250)
Fiserv, Inc., Strike $100.00	(235)	9/16/2022	(2,350,000)	(211,500)
IAC/Interactivecorp, Strike $100.00	(40)	12/16/2022	(400,000)	(62,400)
Interactivecorp, Strike $140.00	(30)	6/17/2022	(420,000)	(4,875)
International Business Machines, Inc., Strike $130.00	(80)	1/20/2023	(1,040,000)	(82,000)
Invesco CurrencyShares Euro Currency Trust, Strike $105.00	(113)	6/17/2022	(1,186,500)	(6,215)
Liberty Media Corp., Strike $45.00	(350)	10/21/2022	(1,575,000)	(161,000)
Liberty Sirius XM Group Series A, Strike $45.00	(110)	7/15/2022	(495,000)	(35,750)
Madison Square Garden Sports Corp., Strike $170.00	(30)	8/19/2022	(510,000)	(53,700)
Madison Square Garden Sports Corp., Strike $200.00	(90)	8/19/2022	(1,800,000)	(33,750)
Madison Square Garden Sports Corp., Strike $180.00	(35)	11/18/2022	(630,000)	(56,000)
Magnolia Oil & Gas Corp., Strike $25.00	(104)	9/16/2022	(260,000)	(30,160)
Mercury Systems, Inc. Strike $55.00	(100)	9/16/2022	(550,000)	(135,000)
Microsoft Corp., Strike $300.00	(30)	6/17/2022	(900,000)	(61,500)
Norwegian Cruise Line Holdings, Ltd., January 20, 2023 Call @ $15.00	(250)	1/20/2023	(375,000)	(212,250)
Norwegian Cruise Line Holdings, Ltd., June 17, 2022 Call @ $20.00	(400)	6/17/2022	(800,000)	(138,000)
Norwegian Cruise Line Holdings, Ltd., September 16, 2022 Call @ $20.00	(160)	9/16/2022	(320,000)	(69,600)
Royal Caribbean Cruises Ltd., January 20, 2023 Call @ $65.00	(60)	1/20/2023	(390,000)	(148,260)
Royal Caribbean Cruises Ltd., June 17, 2022 Call @ $80.00	(80)	6/17/2022	(640,000)	(75,200)
Royal Caribbean Cruises Ltd., September 16, 2022 Call @ $80.00	(30)	9/16/2022	(240,000)	(39,480)
Royal Gold, Inc., October 21, 2022 Call @ $120.00	(40)	10/21/2022	(480,000)	(110,400)
Ryanair Holdings, Plc., September 16, 2022 Call @ $90.00	(40)	9/16/2022	(360,000)	(34,200)
Southwest Gas Holdings, Inc. July 15, 2022 Call @ $65.00	(160)	7/15/2022	(1,040,000)	(224,000)
Take-Two Interactive Software, Inc. June 17,2022 Call @ $145.00	(30)	6/17/2022	(435,000)	(49,200)
The Clorox Company, July 15, 2022 Call @ $145.00	(35)	7/15/2022	(507,500)	(16,450)
Treehouse Foods, Inc. August 19, 2022 Call @ $45.00	(1,000)	8/19/2022	(4,500,000)	(215,000)
US Foods Holding Corp., January 20, 2023 Call @ $40.00	(150)	1/20/2023	(600,000)	(75,750)
Utilities Select Sector SPDR Fund June 17, 2022 Call @ $74.00	(400)	6/17/2022	(2,960,000)	(119,200)
VMware, Inc. October 21, 2022 Call @ $160.00	(60)	10/21/2022	(960,000)	(5,400)
Willis Towers Watson Plc December 16, 2022 Call @ $220.00	(40)	12/16/2022	(880,000)	(119,800)
YUM CHINA HOLDINGS, INC. April 14, 2022 Call @ $35.00	(120)	4/14/2022	(420,000)	(82,200)

	(7,502)		(43,579,500)	(4,679,125)

Put Options Written
Tronox Holdings PLC, Strike $20.00	(250)	4/14/2022	(500,000)	(20,000)

	(250)		(500,000)	(20,000)

Total Options			(Cost $ 2,358,989)	(295,393)

Short Positions

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)

Railroads, Line-Haul Operating
Canadian National Railway Co.			(1,000)	(134,140)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$56,917,667	$-
Level 2 - Other Significant Observable Inputs			1,182,148	-
Level 3 - Significant Unobservable Inputs			489,238	-
Total			$58,589,052	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
* Represents non-income producing securities.
(a) Subject to written option contracts.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $489,238 representing .77% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $571,027 representing .90% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $548,408 representing .87% of net assets.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $8,243,256.08 representing 13.11% of net assets.
**Variable rate security; the coupon rate shown represents the yield at March 31, 2022